Stock-based compensation	3 Months Ended
Mar. 31, 2017
Stock-based compensation
Stock based compensation

9. Stock‑based compensation

Our board of directors has adopted, the 2017 Inducement Plan (the “Inducement Plan”). The Inducement Plan provides for the grant of equity-based awards to new employees. The purpose of the Inducement Plan is to attract valued employees by offering them a greater stake in our success and a closer identity with us, and to encourage ownership of our ordinary shares by such employees. The Inducement Plan is effective as of February 23, 2017. As of March 31, 2017, 733,450 shares are available for issuance pursuant to the Inducement Plan.

Our board of directors has adopted, and our shareholders have approved, the 2015 Equity Compensation Plan (the “2015 Plan”). The 2015 Plan provides for the grant of incentive stock options to our employees and any parent or subsidiary corporations’ employees, and for the grant of nonstatutory stock options, stock awards, and restricted stock units to our employees, directors and consultants and our parent or subsidiary corporations’ employees and consultants. The 2015 Plan is effective as of September 3, 2015.  As of March 31, 2017, 422,133 shares are available for issuance pursuant to the 2015 Plan.

Our board of directors has adopted, and our shareholders have approved, the Non‑Employee Director Equity Compensation Plan (the “Non‑Employee Director Plan”). The Non‑Employee Director Plan provides for the grant of nonstatutory stock options, stock awards, and restricted stock units to our non‑employee directors. The Non‑Employee Director Plan is effective as of September 3, 2015.  As of March 31, 2017, 240,792 shares are available for issuance pursuant to the Non‑Employee Director Plan.

A summary of the outstanding stock options as of March 31, 2017 is as follows:

	Options Outstanding
			Weighted-
			Average
		Weighted-	Remaining
		Average	Contractual
	Number of	Exercise	Term	Aggregate
	Shares	Price	(Years)	Intrinsic Value
				(in thousands)
Outstanding—January 1, 2017	3,249,784	$11.00	6.89	$—
Granted	2,087,600	$3.02
Forfeited and cancelled	(45,398)	$7.58
Exercised	—	—
Outstanding—March 31, 2017	5,291,986	$7.88	6.89	$4,326
Vested and exercisable—March 31, 2017	1,343,945	$11.99	4.92	$172

Included in the stock options outstanding at March 31, 2017 are unvested stock options to purchase 88,908 shares at a weighted average exercise price of $18.80 per share for which the vesting of certain tranches will accelerate if the fair value per share of our stock reaches $31.46. In addition, the options outstanding include 97,652 shares that vest upon a market appreciation event so long as it occurs prior to May 26, 2019 of which all were unvested as of March 31, 2017 and 97,652 shares that will vest upon the one year anniversary of the market appreciation event of which all were unvested as of March 31, 2017. The market appreciation event is defined as the last trading day in the period in which the closing stock price on each of 20 consecutive trading days reported on NASDAQ has been at least $30.14 or $33.66 for the respective grantee.

Stock‑based compensation expense

We recognized stock‑based compensation expense for employees and directors for stock options and RSUs in the accompanying unaudited consolidated statements of operations as follows (in thousands):

	Three Months Ended
	March 31,
	2017	2016
Research and development	$216	$283
General and administrative	953	1,045
Total stock-based compensation	$1,169	$1,328

As of March 31, 2017, the total unrecognized compensation expense related to unvested stock options, net of estimated forfeitures, is $10.0 million, which we expect to recognize over an estimated weighted‑average period of 3.02 years.

In determining the estimated fair value of our service-based awards, we use the Black‑Scholes option‑pricing model and assumptions discussed below. Each of these inputs is subjective and generally requires significant judgment.

The fair value of our service-based awards which were granted during the years, was estimated with the following assumptions:

	Three Months Ended
	March 31,
	2017	2016
Expected term (in years)	6.09	6.07
Risk-free interest rate	1.98% - 2.26%	1.4% - 1.6%
Expected volatility	81.1% - 81.8%	78.1% - 78.6%
Dividend rate	—%	—%

Restricted Stock Units

On February 26, 2016, our board of directors approved grants of restricted stock units (RSUs) to employees.  These RSUs vest two years from the date of issuance, provided that the employee is employed by the Company on such vesting date. All RSUs will fully vest upon a change of control of our company.  If and when the RSUs vest, the Company will issue one ordinary share of the Company for each whole RSU that has vested, subject to satisfaction of the executive’s tax withholding obligations. The RSUs will cease to be outstanding upon such issuance of shares.  We recorded expense of $88,000 and $34,000 for the three months ended March 31, 2017 and 2016, respectively, which is included in the stock based compensation table above.  As of March 31, 2017, the total unrecognized compensation expense related to unvested RSUs is $0.4 million, which we expect to recognize over an estimated weighted‑average period of 1.8 years.

A summary of the unvested RSUs as of March 31, 2017 is as follows:

Number of
Shares
Unvested—January 1, 2017	184,000
Granted	12,000
Forfeited	(2,000)
Vested	—
Unvested—March 31, 2017	194,000